Share based compensation - SOP 2020 valuation (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Y $ / shares shares	Dec. 31, 2020 USD ($)
SOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options waiting period	4 years
Number of shares per option	1
Number of ADS per option	0.5
Number of ordinary shares per ADS	2
Total share-based payment expense recognized | $	$ 1,900,000	$ 1,100,000
Cash Settled Stock Options 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.40%
Expected dividend yield	0.00%
Expected volatility	55.00%
Granted, fair value | $	$ 3.90
Expected life (years) | Y	1.4
Conversion ratio between ordinary shares and American Depositary Shares	2
Number of ADS per option	1
Number of ordinary shares per ADS	2
Cash Settled Stock Options 2020 | American Depository Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per share | $ / shares	$ 5.70
Exercise price per share | $ / shares	$ 1.84